Expense Example - AIG Focused Alpha Large-Cap Fund	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class W 1 Year	Class W 3 Years	Class W 5 Years	Class W 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years
USD ($)	733	1,065	1,420	2,417	340	739	1,265	2,527	154	477	824	1,802